Lease Receivables and Other Assets (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Lease Receivables and Other Assets
Lease receivables	$ 209,657,000	$ 199,694,000	$ 222,637,000
AeroTurbine Inventory	200,508,000	149,390,000	148,452,000
Lease incentive costs, net of amortization	175,956,000	128,616,000	119,878,000
Straight-line rents and other assets		235,780,000	47,115,000
Goodwill and Other intangible assets	46,778,000	48,887,000	51,965,000
Notes and trade receivables, net of allowance	18,098,000	23,181,000	9,489,000
Derivative assets		54,000	198,000
Total		785,602,000	599,734,000
Lease incentives capitalized		65,800,000	89,600,000	55,400,000
Lease incentives amortized into rental of flight equipment		61,500,000	63,400,000	47,800,000
Straight-line lease adjustments reclassified from Security deposits, overhaul rentals and other customer deposits to Lease receivable and other assets		175,761,000
Minimum varying interest rate on notes receivable (as a percent)	2.00%	2.00%
Maximum varying interest rate on notes receivable (as a percent)	10.50%	10.40%
Allowance for credit losses
Balance at the beginning of the period		41,396,000	21,042,000
Provision		(9,727,000)	20,354,000
Write-offs		(31,669,000)
Balance at the end of the period			$ 41,396,000	$ 21,042,000